Schedule of Net Operating Tax Loss Carry Forwards (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	¥ 511,933
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	4,538
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	137,657
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	61,233
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	2,473
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	8,165
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	85,329
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	51,726
Loss expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	29,854
Loss expiring in 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	112,537
Loss expiring in 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating tax loss carry forwards	¥ 18,421